FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Cash	$ 178,553	$ 174,258
Other investments	129,564	114,598
Premises and equipment	204,760	197,965
Total assets	21,129,379	18,570,261
Short-term Debt	675,332	755,452	$ 937,814
Subordinated Debt	495,077	314,619
Other liabilities	748,937	700,121
Total liabilities	18,360,163	16,132,220
Shareholders’ equity	2,769,216	2,438,041	2,267,974	$ 2,041,373
Total liabilities and shareholders’ equity	21,129,379	18,570,261
Income Statement [Abstract]
Noninterest income	257,438	223,568	212,422
Interest Expense, Operating	359,858	390,085	275,234
Salaries and employee benefits	315,885	304,389	292,731
Professional services	14,833	14,087	9,926
Income before income taxes and equity in undistributed net earnings of subsidiaries	321,270	268,324	318,596
Income tax expense (benefit)	65,665	39,494	62,733
Net income	255,605	228,830	255,863
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	355,462	248,850	304,707
Operating activities
Net income	255,605	228,830	255,863
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	31,830	30,323	30,026
Stock-based compensation expense	15,590	15,693	14,898
Equity Securities, FV-NI, Unrealized Gain (Loss)	(2,200)
Deferred income taxes	18,907	21,202	13,365
Decrease (increase) in other assets	(43,870)	(172,489)	159,446
Net cash provided by (used in) operating activities	337,861	262,156	486,969
Investing activities
Net cash acquired (paid) in business combinations	(187,186)	(96,887)	(3,535)
Proceeds from sales of investment securities	655,467	482,587	440,815
Payments to Acquire Debt Securities, Available-for-sale	(1,794,387)	(981,290)	(96,745)
Payments to Acquire Property, Plant, and Equipment	20,757	21,075	24,135
Payment for (Proceeds from) Other Investing Activity	0	16	0
Net cash provided by (used in) investing activities	(546,724)	(1,000,035)	(701,265)
Financing activities
Net (decrease) increase in short-term borrowings	(158,550)	(182,362)	(349,342)
Cash dividends paid on common stock	(94,646)	(89,544)	(87,159)
Proceeds from exercise of stock options, net of shares purchased	0	0	48
Net cash provided by (used in) financing activities	213,158	699,078	219,854
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Period Increase (Decrease), Including Exchange Rate Effect and Discontinued Operation	4,295	(38,801)	5,558
Cash and due from banks at beginning of year	174,258
Cash and due from banks at end of year	178,553	174,258
Proceeds from Issuance of Subordinated Long-term Debt	300,000	0	0
Payments of Debt Issuance Costs	$ 4,339	0	0
BankFinancial
Financing activities
Business combination, share issuance, per share	0.48
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	$ 330,946	214,464	134,745	$ 91,013
Other investments	1,676	1,333
Notes Payable	7,500	7,500
Premises and equipment	233	250
Other assets	181,278	111,054
Total assets	3,271,205	2,759,274
Subordinated Debt	489,873	313,392
Dividends payable	1,574	1,659
Other liabilities	10,542	6,182
Total liabilities	501,989	321,233
Shareholders’ equity	2,769,216	2,438,041
Total liabilities and shareholders’ equity	3,271,205	2,759,274
Income Statement [Abstract]
Interest income	18	24	42
Noninterest income	423	262	1,230
Dividends from subsidiaries	280,000	200,000	164,974
Total income	280,784	200,694	165,700
Interest Expense, Operating	22,487	18,400	18,305
Salaries and employee benefits	15,914	16,410	16,351
Professional services	4,265	1,346	1,510
Other	5,487	5,150	5,281
Total expenses	48,153	41,306	41,447
Income before income taxes and equity in undistributed net earnings of subsidiaries	232,631	159,388	124,253
Income tax expense (benefit)	(11,764)	(9,714)	(9,879)
Income (Loss) from Equity Method Investments	11,210	59,728	121,731
Net income	255,605	228,830	255,863
Operating activities
Net income	255,605	228,830	255,863
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings (loss) of subsidiaries	(11,210)	(59,728)	(121,731)
Depreciation and amortization	837	853	975
Stock-based compensation expense	15,590	15,693	14,898
Equity Securities, FV-NI, Unrealized Gain (Loss)	(343)	(408)	546
Deferred income taxes	399	1	(285)
(Decrease) increase in dividends payable	(85)	219	169
(Decrease) increase in other liabilities	6,673	(109)	(213)
Decrease (increase) in other assets	(11,377)	(10,054)	(10,129)
Net cash provided by (used in) operating activities	256,089	175,297	140,093
Investing activities
Capital contributions to subsidiaries	(250)	(1,000)	(167)
Net cash acquired (paid) in business combinations	(210,693)	0	(3,400)
Proceeds from sales of investment securities	0	209	0
Payments to Acquire Property, Plant, and Equipment	0	(2)	(13)
Net cash provided by (used in) investing activities	(210,943)	(777)	(3,580)
Financing activities
Cash dividends paid on common stock	(94,646)	(89,544)	(87,159)
Proceeds from exercise of stock options, net of shares purchased	0	0	48
Other	(9,679)	(5,257)	(5,670)
Net cash provided by (used in) financing activities	71,336	(94,801)	(92,781)
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Period Increase (Decrease), Including Exchange Rate Effect and Discontinued Operation	116,482	79,719	43,732
Cash and due from banks at beginning of year	214,464	134,745	91,013
Cash and due from banks at end of year	330,946	214,464	134,745
Proceeds from Issuance of Subordinated Long-term Debt	300,000	0	0
Payments of Debt Issuance Costs	(4,339)	0	0
Repayments of Subordinated Debt	(120,000)	0	$ 0
Commercial Banks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	2,737,847	2,414,247
Nonbanks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	11,725	10,426
Subsidiaries [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	$ 2,749,572	$ 2,424,673